Financial Instruments - Schedule of Value at Risk Pre-tax (Details) - Commodity price risk - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Global oil
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	$ 24	$ 22
North America gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	14	12
Europe gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	11	5
Carbon-emission rights
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	$ 7	$ 4